Dividends declared and paid	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Dividends declared and paid
19.	Dividends declared and paid

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Declared and paid during the year
Dividends on ordinary shares:
Final dividend paid in 2021: US$ 1.70 per share (2020: US$ 0.85 per share)	245,871	448,712	70,974

Dividend paid in cash	245,871	448,712	70,974